Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ 138	$ (1,868)	$ (806)
Balance sheet
Deferred tax liability	7,642	8,428
Deferred tax asset	(4,325)	(5,403)
Deferred tax liability (asset)	3,317	3,025	5,349
Before Offset Amount
Balance sheet
Deferred tax liability	18,264	18,843
Deferred tax asset	(14,947)	(15,818)
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(826)	(1,587)	(1,397)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(897)	(1,337)	(1,552)
Balance sheet
Deferred tax liability	15,474	16,333
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(3)	62	133
Balance sheet
Deferred tax liability	1,860	1,789
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	37	40	12
Balance sheet
Deferred tax liability	106	58
Before Offset Amount | Other taxable temporary differencesa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	37	(352)	10
Balance sheet
Deferred tax liability	824	663
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	964	(281)	591
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	993	(229)	(166)
Balance sheet
Deferred tax asset	(1,544)	(2,373)
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(395)	(209)	(176)
Balance sheet
Deferred tax asset	(2,375)	(1,952)
Before Offset Amount | Pension plan and other post-employment benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	48	28	(60)
Balance sheet
Deferred tax asset	(552)	(623)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(314)	425	563
Balance sheet
Deferred tax asset	(5,981)	(5,623)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(48)	(9)	(14)
Balance sheet
Deferred tax asset	(277)	(268)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(111)	(43)	(67)
Balance sheet
Deferred tax asset	(1,047)	(937)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	580	194	296
Balance sheet
Deferred tax asset	(1,852)	(2,285)
Before Offset Amount | Other deductible temporary differencesb
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	211	(438)	$ 215
Balance sheet
Deferred tax asset	$ (1,319)	$ (1,757)